UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818360.107

AFF-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.5%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	692,345	$ 5,954,168
Domestic Equity Funds - 12.6%
Fidelity Advisor Equity Growth Fund Institutional Class	72,123	4,566,077
Fidelity Advisor Growth & Income Fund Institutional Class	289,038	5,471,485
Fidelity Advisor Large Cap Fund Institutional Class	247,932	4,975,999
Fidelity Advisor Small Cap Fund Institutional Class	81,727	1,857,659
Fidelity Series 100 Index Fund	377,764	3,679,418
Fidelity Series All-Sector Equity Fund	642,874	7,907,351
Fidelity Series Large Cap Value Fund	695,713	7,499,789
Fidelity Series Real Estate Equity Fund	48,322	587,599
Fidelity Series Small Cap Opportunities Fund	172,956	1,893,865
TOTAL DOMESTIC EQUITY FUNDS		38,439,242
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,393,773)		44,393,410
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	530,321	5,775,191
Fidelity Series International Small Cap Fund	102,217	1,164,249
Fidelity Series International Value Fund	677,009	5,700,417
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,639,857
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	237,874	3,620,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,399,348)		16,260,298
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	136,816	$ 1,403,731
Fidelity Series Floating Rate High Income Fund	311,740	3,238,984
Fidelity Series High Income Fund	1,468,764	14,526,072
Fidelity Series Real Estate Income Fund	153,410	1,669,106
TOTAL HIGH YIELD BOND FUNDS		20,837,893
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	3,228,164	36,833,355
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund	5,576,449	66,303,982
TOTAL BOND FUNDS (Cost $115,775,293)		123,975,230
Short-Term Funds - 39.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,905,515	54,921,288
Fidelity Institutional Money Market Portfolio Institutional Class	66,792,512	66,792,512
TOTAL SHORT-TERM FUNDS (Cost $121,241,647)		121,713,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $291,810,061)		306,342,738
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,431)
NET ASSETS - 100%		$ 306,273,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $292,580,828. Net unrealized appreciation aggregated $13,761,910, of which $16,220,739 related to appreciated investment securities and $2,458,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2055 Fund®
Class A
Class T
Class C
Institutional Class

June 30, 2012

1.927047.101

AFF55-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 10.3%
Fidelity Series Commodity Strategy Fund	185,123	$ 1,592,057
Domestic Equity Funds - 55.8%
Fidelity Advisor Equity Growth Fund Institutional Class	16,235	1,027,839
Fidelity Advisor Growth & Income Fund Institutional Class	65,089	1,232,141
Fidelity Advisor Large Cap Fund Institutional Class	55,847	1,120,840
Fidelity Advisor Small Cap Fund Institutional Class	18,499	420,476
Fidelity Series 100 Index Fund	84,984	827,742
Fidelity Series All-Sector Equity Fund	144,636	1,779,024
Fidelity Series Large Cap Value Fund	156,494	1,687,000
Fidelity Series Real Estate Equity Fund	10,866	132,131
Fidelity Series Small Cap Opportunities Fund	39,033	427,413
TOTAL DOMESTIC EQUITY FUNDS		8,654,606
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,457,901)		10,246,663
International Equity Funds - 24.0%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	120,090	1,307,776
Fidelity Series International Small Cap Fund	22,854	260,311
Fidelity Series International Value Fund	157,168	1,323,356
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,891,443
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund	54,638	831,591
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,876,175)		3,723,034
Bond Funds - 9.9%
	Shares	Value
High Yield Bond Funds - 9.6%
Fidelity Series Emerging Markets Debt Fund	13,249	$ 135,936
Fidelity Series Floating Rate High Income Fund	124	1,292
Fidelity Series High Income Fund	137,244	1,357,344
Fidelity Series Real Estate Income Fund	37	399
TOTAL HIGH YIELD BOND FUNDS		1,494,971
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	3,460	41,144
TOTAL BOND FUNDS (Cost $1,536,029)		1,536,115
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,870,105)	15,505,812
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,876)
NET ASSETS - 100%	$ 15,502,936
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $15,887,622. Net unrealized depreciation aggregated $381,810, of which $252,019 related to appreciated investment securities and $633,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818350.107

AFF5-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	1,241,825	$ 10,679,699
Domestic Equity Funds - 23.3%
Fidelity Advisor Equity Growth Fund Institutional Class	117,565	7,443,052
Fidelity Advisor Growth & Income Fund Institutional Class	471,032	8,916,629
Fidelity Advisor Large Cap Fund Institutional Class	404,051	8,109,312
Fidelity Advisor Small Cap Fund Institutional Class	133,160	3,026,736
Fidelity Series 100 Index Fund	615,793	5,997,820
Fidelity Series All-Sector Equity Fund	1,047,774	12,887,615
Fidelity Series Large Cap Value Fund	1,133,920	12,223,662
Fidelity Series Real Estate Equity Fund	78,719	957,224
Fidelity Series Small Cap Opportunities Fund	281,816	3,085,888
TOTAL DOMESTIC EQUITY FUNDS		62,647,938
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,516,492)		73,327,637
International Equity Funds - 9.9%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund	863,821	9,407,005
Fidelity Series International Small Cap Fund	166,640	1,898,027
Fidelity Series International Value Fund	1,101,109	9,271,334
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,576,366
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	386,841	5,887,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,405,633)		26,464,090
Bond Funds - 35.7%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	141,328	$ 1,450,022
Fidelity Series Floating Rate High Income Fund	249,526	2,592,580
Fidelity Series High Income Fund	1,292,031	12,778,184
Fidelity Series Real Estate Income Fund	122,384	1,331,534
TOTAL HIGH YIELD BOND FUNDS		18,152,320
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	2,325,981	26,539,446
Investment Grade Bond Funds - 19.0%
Fidelity Series Investment Grade Bond Fund	4,296,080	51,080,386
TOTAL BOND FUNDS (Cost $89,581,917)		95,772,152
Short-Term Funds - 27.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,536,462	32,889,097
Fidelity Institutional Money Market Portfolio Institutional Class	40,004,953	40,004,953
TOTAL SHORT-TERM FUNDS (Cost $72,467,784)		72,894,050
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $252,971,826)		268,457,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,105)
NET ASSETS - 100%		$ 268,400,824
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $254,605,341. Net unrealized appreciation aggregated $13,852,588, of which $17,729,819 related to appreciated investment securities and $3,877,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.833438.106

AFF50-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	5,578,279	$ 47,973,199
Domestic Equity Funds - 54.3%
Fidelity Advisor Equity Growth Fund Institutional Class	511,648	32,392,446
Fidelity Advisor Growth & Income Fund Institutional Class	2,050,382	38,813,729
Fidelity Advisor Large Cap Fund Institutional Class	1,758,911	35,301,343
Fidelity Advisor Small Cap Fund Institutional Class	579,815	13,179,202
Fidelity Series 100 Index Fund	2,679,994	26,103,140
Fidelity Series All-Sector Equity Fund	4,560,356	56,092,376
Fidelity Series Large Cap Value Fund	4,935,151	53,200,923
Fidelity Series Real Estate Equity Fund	342,719	4,167,464
Fidelity Series Small Cap Opportunities Fund	1,226,927	13,434,854
TOTAL DOMESTIC EQUITY FUNDS		272,685,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $299,709,524)		320,658,676
International Equity Funds - 23.3%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund	3,812,754	41,520,886
Fidelity Series International Small Cap Fund	733,924	8,359,397
Fidelity Series International Value Fund	4,873,994	41,039,032
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,919,315
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	1,708,024	25,996,118
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $119,251,562)		116,915,433
Bond Funds - 12.8%
	Shares	Value
High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	364,141	$ 3,736,086
Fidelity Series Floating Rate High Income Fund	37,343	387,992
Fidelity Series High Income Fund	4,720,696	46,687,683
Fidelity Series Real Estate Income Fund	16,670	181,372
TOTAL HIGH YIELD BOND FUNDS		50,993,133
Investment Grade Bond Funds - 2.7%
Fidelity Series Investment Grade Bond Fund	1,125,884	13,386,765
TOTAL BOND FUNDS (Cost $64,111,269)		64,379,898
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $483,072,355)		501,954,007
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97,751)
NET ASSETS - 100%		$ 501,856,256
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $485,216,116. Net unrealized appreciation aggregated $16,737,891, of which $38,435,963 related to appreciated investment securities and $21,698,072 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.833434.106

AFF45-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	7,152,112	$ 61,508,163
Domestic Equity Funds - 52.9%
Fidelity Advisor Equity Growth Fund Institutional Class	660,455	41,813,420
Fidelity Advisor Growth & Income Fund Institutional Class	2,646,656	50,101,201
Fidelity Advisor Large Cap Fund Institutional Class	2,270,434	45,567,611
Fidelity Advisor Small Cap Fund Institutional Class	748,523	17,013,931
Fidelity Series 100 Index Fund	3,459,202	33,692,626
Fidelity Series All-Sector Equity Fund	5,886,440	72,403,214
Fidelity Series Large Cap Value Fund	6,370,076	68,669,418
Fidelity Series Real Estate Equity Fund	442,345	5,378,916
Fidelity Series Small Cap Opportunities Fund	1,583,802	17,342,627
TOTAL DOMESTIC EQUITY FUNDS		351,982,964
TOTAL DOMESTIC EQUITY FUNDS (Cost $387,496,298)		413,491,127
International Equity Funds - 22.6%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	4,900,901	53,370,814
Fidelity Series International Small Cap Fund	943,457	10,745,970
Fidelity Series International Value Fund	6,266,443	52,763,446
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		116,880,230
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	2,195,994	33,423,032
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $153,739,212)		150,303,262
Bond Funds - 15.3%
	Shares	Value
High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	451,910	$ 4,636,596
Fidelity Series Floating Rate High Income Fund	121,945	1,267,004
Fidelity Series High Income Fund	6,307,657	62,382,725
Fidelity Series Real Estate Income Fund	63,538	691,292
TOTAL HIGH YIELD BOND FUNDS		68,977,617
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	2,744,889	32,636,725
TOTAL BOND FUNDS (Cost $100,200,290)		101,614,342
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $641,435,800)	665,408,731
NET OTHER ASSETS (LIABILITIES) - 0.0%	(118,728)
NET ASSETS - 100%	$ 665,290,003
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $643,593,998. Net unrealized appreciation aggregated $21,814,733, of which $49,407,754 related to appreciated investment securities and $27,593,021 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818366.107

AFF40-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	17,108,160	$ 147,130,180
Domestic Equity Funds - 51.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,609,488	101,896,700
Fidelity Advisor Growth & Income Fund Institutional Class	6,449,167	122,082,728
Fidelity Advisor Large Cap Fund Institutional Class	5,532,224	111,031,738
Fidelity Advisor Small Cap Fund Institutional Class	1,823,185	41,440,990
Fidelity Series 100 Index Fund	8,429,794	82,106,195
Fidelity Series All-Sector Equity Fund	14,344,824	176,441,334
Fidelity Series Large Cap Value Fund	15,523,571	167,344,091
Fidelity Series Real Estate Equity Fund	1,077,954	13,107,925
Fidelity Series Small Cap Opportunities Fund	3,858,579	42,251,443
TOTAL DOMESTIC EQUITY FUNDS		857,703,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $977,214,608)		1,004,833,324
International Equity Funds - 21.8%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	11,828,488	128,812,235
Fidelity Series International Small Cap Fund	2,278,961	25,957,371
Fidelity Series International Value Fund	15,101,397	127,153,763
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		281,923,369
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	5,298,709	80,646,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $368,954,156)		362,569,714
Bond Funds - 17.7%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,146,645	$ 11,764,576
Fidelity Series Floating Rate High Income Fund	594,829	6,180,270
Fidelity Series High Income Fund	12,664,705	125,253,933
Fidelity Series Real Estate Income Fund	303,888	3,306,299
TOTAL HIGH YIELD BOND FUNDS		146,505,078
Investment Grade Bond Funds - 8.9%
Fidelity Series Investment Grade Bond Fund	12,435,560	147,858,809
TOTAL BOND FUNDS (Cost $289,984,543)		294,363,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,636,153,307)	1,661,766,925
NET OTHER ASSETS (LIABILITIES) - 0.0%	(360,966)
NET ASSETS - 100%	$ 1,661,405,959
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,641,024,912. Net unrealized appreciation aggregated $20,742,013, of which $88,210,665 related to appreciated investment securities and $67,468,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818365.107

AFF35-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	16,952,632	$ 145,792,635
Domestic Equity Funds - 51.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,571,646	99,500,926
Fidelity Advisor Growth & Income Fund Institutional Class	6,297,435	119,210,441
Fidelity Advisor Large Cap Fund Institutional Class	5,402,098	108,420,104
Fidelity Advisor Small Cap Fund Institutional Class	1,780,548	40,471,859
Fidelity Series 100 Index Fund	8,231,411	80,173,942
Fidelity Series All-Sector Equity Fund	14,007,112	172,287,483
Fidelity Series Large Cap Value Fund	15,158,058	163,403,867
Fidelity Series Real Estate Equity Fund	1,052,587	12,799,461
Fidelity Series Small Cap Opportunities Fund	3,768,012	41,259,730
TOTAL DOMESTIC EQUITY FUNDS		837,527,813
TOTAL DOMESTIC EQUITY FUNDS (Cost $913,930,418)		983,320,448
International Equity Funds - 21.7%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund	11,619,687	126,538,391
Fidelity Series International Small Cap Fund	2,238,960	25,501,751
Fidelity Series International Value Fund	14,836,108	124,920,032
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		276,960,174
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	5,206,110	79,236,998
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $363,307,270)		356,197,172
Bond Funds - 18.4%
	Shares	Value
High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund	1,074,301	$ 11,022,324
Fidelity Series Floating Rate High Income Fund	665,295	6,912,418
Fidelity Series High Income Fund	11,799,949	116,701,494
Fidelity Series Real Estate Income Fund	325,541	3,541,891
TOTAL HIGH YIELD BOND FUNDS		138,178,127
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund	13,699,452	162,886,485
TOTAL BOND FUNDS (Cost $293,389,205)		301,064,612
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,570,626,893)	1,640,582,232
NET OTHER ASSETS (LIABILITIES) - 0.0%	(321,692)
NET ASSETS - 100%	$ 1,640,260,540
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,575,359,192. Net unrealized appreciation aggregated $65,223,040, of which $128,624,099 related to appreciated investment securities and $63,401,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818364.107

AFF30-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund	21,675,723	$ 186,411,218
Domestic Equity Funds - 44.3%
Fidelity Advisor Equity Growth Fund Institutional Class	2,030,804	128,570,226
Fidelity Advisor Growth & Income Fund Institutional Class	8,137,455	154,042,031
Fidelity Advisor Large Cap Fund Institutional Class	6,980,401	140,096,640
Fidelity Advisor Small Cap Fund Institutional Class	2,300,442	52,289,052
Fidelity Series 100 Index Fund	10,636,942	103,603,817
Fidelity Series All-Sector Equity Fund	18,100,089	222,631,100
Fidelity Series Large Cap Value Fund	19,587,641	211,154,775
Fidelity Series Real Estate Equity Fund	1,360,200	16,540,027
Fidelity Series Small Cap Opportunities Fund	4,868,648	53,311,691
TOTAL DOMESTIC EQUITY FUNDS		1,082,239,359
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,189,569,919)		1,268,650,577
International Equity Funds - 18.8%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	14,944,483	162,745,425
Fidelity Series International Small Cap Fund	2,879,853	32,801,521
Fidelity Series International Value Fund	19,078,513	160,641,081
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		356,188,027
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	6,696,252	101,916,957
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $466,520,935)		458,104,984
Bond Funds - 29.3%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	1,559,659	$ 16,002,098
Fidelity Series Floating Rate High Income Fund	1,865,037	19,377,731
Fidelity Series High Income Fund	17,784,695	175,890,637
Fidelity Series Real Estate Income Fund	910,264	9,903,671
TOTAL HIGH YIELD BOND FUNDS		221,174,137
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund	4,500,675	51,352,698
Investment Grade Bond Funds - 18.2%
Fidelity Series Investment Grade Bond Fund	37,367,628	444,301,094
TOTAL BOND FUNDS (Cost $696,716,479)		716,827,929
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,352,807,333)	2,443,583,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	(510,203)
NET ASSETS - 100%	$ 2,443,073,287
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,358,534,532. Net unrealized appreciation aggregated $85,048,958, of which $164,108,582 related to appreciated investment securities and $79,059,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818354.107

AFF10-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	5,110,990	$ 43,954,516
Domestic Equity Funds - 30.1%
Fidelity Advisor Equity Growth Fund Institutional Class	484,423	30,668,849
Fidelity Advisor Growth & Income Fund Institutional Class	1,941,014	36,743,386
Fidelity Advisor Large Cap Fund Institutional Class	1,665,035	33,417,255
Fidelity Advisor Small Cap Fund Institutional Class	548,432	12,465,863
Fidelity Series 100 Index Fund	2,537,387	24,714,150
Fidelity Series All-Sector Equity Fund	4,317,750	53,108,323
Fidelity Series Large Cap Value Fund	4,672,713	50,371,851
Fidelity Series Real Estate Equity Fund	324,410	3,944,831
Fidelity Series Small Cap Opportunities Fund	1,161,047	12,713,470
TOTAL DOMESTIC EQUITY FUNDS		258,147,978
TOTAL DOMESTIC EQUITY FUNDS (Cost $280,028,596)		302,102,494
International Equity Funds - 12.6%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund	3,543,452	38,588,192
Fidelity Series International Small Cap Fund	683,680	7,787,118
Fidelity Series International Value Fund	4,515,442	38,020,020
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		84,395,330
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	1,586,116	24,140,689
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,855,437)		108,536,019
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	488,067	$ 5,007,566
Fidelity Series Floating Rate High Income Fund	947,261	9,842,044
Fidelity Series High Income Fund	4,142,520	40,969,520
Fidelity Series Real Estate Income Fund	473,972	5,156,819
TOTAL HIGH YIELD BOND FUNDS		60,975,949
Inflation-Protected Bond Funds - 10.8%
Fidelity Series Inflation-Protected Bond Index Fund	8,100,083	92,421,949
Investment Grade Bond Funds - 22.7%
Fidelity Series Investment Grade Bond Fund	16,417,895	195,208,775
TOTAL BOND FUNDS (Cost $327,915,071)		348,606,673
Short-Term Funds - 11.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,831,728	44,935,073
Fidelity Institutional Money Market Portfolio Institutional Class	54,657,791	54,657,791
TOTAL SHORT-TERM FUNDS (Cost $99,554,470)		99,592,864
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $818,353,574)	858,838,050
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209,863)
NET ASSETS - 100%	$ 858,628,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $820,512,104. Net unrealized appreciation aggregated $38,325,946, of which $56,399,748 related to appreciated investment securities and $18,073,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818367.107

AFF25-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	20,098,519	$ 172,847,264
Domestic Equity Funds - 42.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,875,994	118,769,170
Fidelity Advisor Growth & Income Fund Institutional Class	7,517,204	142,300,675
Fidelity Advisor Large Cap Fund Institutional Class	6,448,403	129,419,448
Fidelity Advisor Small Cap Fund Institutional Class	2,125,291	48,307,869
Fidelity Series 100 Index Fund	9,825,987	95,705,114
Fidelity Series All-Sector Equity Fund	16,720,286	205,659,520
Fidelity Series Large Cap Value Fund	18,094,447	195,058,143
Fidelity Series Real Estate Equity Fund	1,256,418	15,278,043
Fidelity Series Small Cap Opportunities Fund	4,497,742	49,250,280
TOTAL DOMESTIC EQUITY FUNDS		999,748,262
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,076,670,205)		1,172,595,526
International Equity Funds - 17.9%

Developed International Equity Funds - 13.9%
Fidelity Series International Growth Fund	13,822,973	150,532,177
Fidelity Series International Small Cap Fund	2,663,809	30,340,787
Fidelity Series International Value Fund	17,645,153	148,572,185
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		329,445,149
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	6,193,258	94,261,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $430,772,501)		423,706,535
Bond Funds - 32.1%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	1,423,454	$ 14,604,640
Fidelity Series Floating Rate High Income Fund	1,776,360	18,456,382
Fidelity Series High Income Fund	17,070,486	168,827,110
Fidelity Series Real Estate Income Fund	869,098	9,455,789
TOTAL HIGH YIELD BOND FUNDS		211,343,921
Inflation-Protected Bond Funds - 5.3%
Fidelity Series Inflation-Protected Bond Index Fund	10,911,612	124,501,496
Investment Grade Bond Funds - 17.9%
Fidelity Series Investment Grade Bond Fund	35,688,925	424,341,316
TOTAL BOND FUNDS (Cost $729,269,459)		760,186,733
Short-Term Funds - 0.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	435,151	4,046,908
Fidelity Institutional Money Market Portfolio Institutional Class	4,924,802	4,924,802
TOTAL SHORT-TERM FUNDS (Cost $8,956,677)		8,971,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,245,668,842)		2,365,460,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485,229)
NET ASSETS - 100%		$ 2,364,975,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,251,897,943. Net unrealized appreciation aggregated $113,562,561, of which $184,557,712 related to appreciated investment securities and $70,995,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818355.107

AFF15-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	10,740,731	$ 92,370,285
Domestic Equity Funds - 31.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,014,645	64,237,195
Fidelity Advisor Growth & Income Fund Institutional Class	4,065,574	76,961,316
Fidelity Advisor Large Cap Fund Institutional Class	3,487,458	69,993,282
Fidelity Advisor Small Cap Fund Institutional Class	1,149,212	26,121,584
Fidelity Series 100 Index Fund	5,314,229	51,760,587
Fidelity Series All-Sector Equity Fund	9,043,228	111,231,709
Fidelity Series Large Cap Value Fund	9,786,383	105,497,212
Fidelity Series Real Estate Equity Fund	679,575	8,263,638
Fidelity Series Small Cap Opportunities Fund	2,432,307	26,633,764
TOTAL DOMESTIC EQUITY FUNDS		540,700,287
TOTAL DOMESTIC EQUITY FUNDS (Cost $571,661,932)		633,070,572
International Equity Funds - 13.1%

Developed International Equity Funds - 10.2%
Fidelity Series International Growth Fund	7,417,036	80,771,520
Fidelity Series International Small Cap Fund	1,430,133	16,289,213
Fidelity Series International Value Fund	9,461,020	79,661,791
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		176,722,524
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	3,323,381	50,581,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $229,536,706)		227,304,376
Bond Funds - 40.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	964,941	$ 9,900,297
Fidelity Series Floating Rate High Income Fund	1,835,393	19,069,735
Fidelity Series High Income Fund	8,420,917	83,282,865
Fidelity Series Real Estate Income Fund	910,124	9,902,145
TOTAL HIGH YIELD BOND FUNDS		122,155,042
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	15,812,495	180,420,564
Investment Grade Bond Funds - 23.3%
Fidelity Series Investment Grade Bond Fund	34,183,509	406,441,927
TOTAL BOND FUNDS (Cost $667,444,872)		709,017,533
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,282,151	77,024,003
Fidelity Institutional Money Market Portfolio Institutional Class	93,682,517	93,682,517
TOTAL SHORT-TERM FUNDS (Cost $169,600,610)		170,706,520
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,638,244,120)	1,740,099,001
NET OTHER ASSETS (LIABILITIES) - 0.0%	(380,214)
NET ASSETS - 100%	$ 1,739,718,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,642,472,996. Net unrealized appreciation aggregated $97,626,005, of which $132,022,853 related to appreciated investment securities and $34,396,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2035 Fund®

June 30, 2012

1.818371.107

F35-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	57,520,504	$ 494,676,334
Domestic Equity Funds - 51.0%
Fidelity Blue Chip Growth Fund	4,313,507	202,389,739
Fidelity Disciplined Equity Fund	12,511,411	291,265,647
Fidelity Growth Company Fund	4,820,764	441,389,152
Fidelity Series 100 Index Fund	39,707,985	386,755,776
Fidelity Series All-Sector Equity Fund	51,783,803	636,940,774
Fidelity Series Large Cap Value Fund	50,500,972	544,400,483
Fidelity Series Real Estate Equity Fund	3,117,206	37,905,221
Fidelity Series Small Cap Opportunities Fund	9,857,253	107,936,922
Fidelity Small Cap Growth Fund	3,814,910	61,496,357
Fidelity Small Cap Value Fund	4,075,364	61,986,279
TOTAL DOMESTIC EQUITY FUNDS		2,772,466,350
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,188,045,484)		3,267,142,684
International Equity Funds - 21.9%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	38,887,966	423,489,953
Fidelity Series International Small Cap Fund	7,425,506	84,576,512
Fidelity Series International Value Fund	49,675,145	418,264,723
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		926,331,188
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	17,399,999	264,827,987
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,245,495,241)		1,191,159,175
Bond Funds - 18.0%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	4,386,305	$ 45,003,487
Fidelity Series Floating Rate High Income Fund	2,833,730	29,442,453
Fidelity Series High Income Fund	38,563,355	381,391,586
Fidelity Series Real Estate Income Fund	1,387,539	15,096,423
TOTAL HIGH YIELD BOND FUNDS		470,933,949
Investment Grade Bond Funds - 9.3%
Fidelity Series Investment Grade Bond Fund	42,491,755	505,226,972
TOTAL BOND FUNDS (Cost $953,824,907)		976,160,921
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,387,365,632)		5,434,462,780
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60)
NET ASSETS - 100%		$ 5,434,462,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $5,403,372,830. Net unrealized appreciation aggregated $31,089,950, of which $324,567,035 related to appreciated investment securities and $293,477,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2025 Fund®

June 30, 2012

1.818369.107

F25-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	67,589,284	$ 581,267,839
Domestic Equity Funds - 42.4%
Fidelity Blue Chip Growth Fund	5,266,827	247,119,511
Fidelity Disciplined Equity Fund	15,286,667	355,873,598
Fidelity Growth Company Fund	5,879,940	538,367,333
Fidelity Series 100 Index Fund	48,579,322	473,162,595
Fidelity Series All-Sector Equity Fund	63,274,427	778,275,448
Fidelity Series Large Cap Value Fund	61,702,631	665,154,361
Fidelity Series Real Estate Equity Fund	3,846,783	46,776,880
Fidelity Series Small Cap Opportunities Fund	12,028,431	131,711,319
Fidelity Small Cap Growth Fund	4,660,563	75,128,280
Fidelity Small Cap Value Fund	4,979,080	75,731,809
TOTAL DOMESTIC EQUITY FUNDS		3,387,301,134
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,881,406,436)		3,968,568,973
International Equity Funds - 18.1%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund	47,039,343	512,258,444
Fidelity Series International Small Cap Fund	9,049,778	103,076,969
Fidelity Series International Value Fund	60,071,604	505,802,906
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,121,138,319
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	21,089,765	320,986,230
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,500,616,615)		1,442,124,549
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 9.3%
Fidelity Series Emerging Markets Debt Fund	5,939,820	$ 60,942,550
Fidelity Series Floating Rate High Income Fund	7,748,094	80,502,697
Fidelity Series High Income Fund	56,556,002	559,338,863
Fidelity Series Real Estate Income Fund	3,792,419	41,261,519
TOTAL HIGH YIELD BOND FUNDS		742,045,629
Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund	36,588,587	417,475,775
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	116,373,357	1,383,679,210
TOTAL BOND FUNDS (Cost $2,435,115,692)		2,543,200,614
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Institutional Class	16,519,410	16,519,410
Fidelity Short-Term Bond Fund	1,602,656	13,686,680
TOTAL SHORT-TERM FUNDS (Cost $30,160,350)		30,206,090
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,847,299,093)	7,984,100,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(808)
NET ASSETS - 100%	$ 7,984,099,418
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $7,864,118,689. Net unrealized appreciation aggregated $119,981,537, of which $476,339,164 related to appreciated investment securities and $356,357,627 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2020 Fund®

June 30, 2012

1.818361.107

F20-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.5%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	99,021,508	$ 851,584,968
Domestic Equity Funds - 35.5%
Fidelity Blue Chip Growth Fund	7,880,439	369,750,202
Fidelity Disciplined Equity Fund	22,857,891	532,131,707
Fidelity Growth Company Fund	8,764,883	802,512,680
Fidelity Series 100 Index Fund	72,630,235	707,418,492
Fidelity Series All-Sector Equity Fund	94,622,057	1,163,851,305
Fidelity Series Large Cap Value Fund	92,299,022	994,983,457
Fidelity Series Real Estate Equity Fund	5,902,351	71,772,592
Fidelity Series Small Cap Opportunities Fund	17,984,397	196,929,147
Fidelity Small Cap Growth Fund	6,967,752	112,320,168
Fidelity Small Cap Value Fund	7,448,716	113,294,966
TOTAL DOMESTIC EQUITY FUNDS		5,064,964,716
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,530,620,962)		5,916,549,684
International Equity Funds - 15.0%

Developed International Equity Funds - 11.6%
Fidelity Series International Growth Fund	69,629,323	758,263,332
Fidelity Series International Small Cap Fund	13,404,038	152,671,994
Fidelity Series International Value Fund	88,765,194	747,402,930
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,658,338,256
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	31,257,196	475,734,519
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,228,965,777)		2,134,072,775
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund	10,371,034	$ 106,406,811
Fidelity Series Floating Rate High Income Fund	17,600,853	182,872,862
Fidelity Series High Income Fund	82,780,857	818,702,672
Fidelity Series Real Estate Income Fund	8,589,508	93,453,849
TOTAL HIGH YIELD BOND FUNDS		1,201,436,194
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund	104,351,873	1,190,654,874
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	255,339,140	3,035,982,377
TOTAL BOND FUNDS (Cost $5,165,300,391)		5,428,073,445
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Institutional Class	427,967,502	427,967,502
Fidelity Short-Term Bond Fund	41,689,227	356,025,997
TOTAL SHORT-TERM FUNDS (Cost $782,862,214)		783,993,499
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,707,749,344)	14,262,689,403
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,554)
NET ASSETS - 100%	$ 14,262,684,849
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $13,747,715,940. Net unrealized appreciation aggregated $514,973,463, of which $1,030,520,196 related to appreciated investment securities and $515,546,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2030 Fund®

June 30, 2012

1.818370.107

F30-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.1%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund	95,061,826	$ 817,531,705
Domestic Equity Funds - 44.5%
Fidelity Blue Chip Growth Fund	7,456,012	349,836,083
Fidelity Disciplined Equity Fund	21,651,859	504,055,276
Fidelity Growth Company Fund	8,334,589	763,114,989
Fidelity Series 100 Index Fund	68,778,633	669,903,883
Fidelity Series All-Sector Equity Fund	89,636,320	1,102,526,739
Fidelity Series Large Cap Value Fund	87,376,447	941,918,099
Fidelity Series Real Estate Equity Fund	5,460,121	66,395,068
Fidelity Series Small Cap Opportunities Fund	17,022,134	186,392,369
Fidelity Small Cap Growth Fund	6,596,780	106,340,097
Fidelity Small Cap Value Fund	7,049,625	107,224,800
TOTAL DOMESTIC EQUITY FUNDS		4,797,707,403
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,348,545,472)		5,615,239,108
International Equity Funds - 18.9%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund	66,481,233	723,980,624
Fidelity Series International Small Cap Fund	12,651,531	144,100,941
Fidelity Series International Value Fund	84,819,009	714,176,059
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,582,257,624
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	29,747,186	452,752,173
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,133,117,493)		2,035,009,797
Bond Funds - 29.0%
	Shares	Value
High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	8,508,092	$ 87,293,020
Fidelity Series Floating Rate High Income Fund	10,610,244	110,240,432
Fidelity Series High Income Fund	76,799,512	759,547,176
Fidelity Series Real Estate Income Fund	5,182,954	56,390,539
TOTAL HIGH YIELD BOND FUNDS		1,013,471,167
Inflation-Protected Bond Funds - 2.0%
Fidelity Series Inflation-Protected Bond Index Fund	19,401,392	221,369,883
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	159,429,955	1,895,622,169
TOTAL BOND FUNDS (Cost $3,063,896,802)		3,130,463,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,545,559,767)		10,780,712,124
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145)
NET ASSETS - 100%		$ 10,780,711,979
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $10,583,367,368. Net unrealized appreciation aggregated $197,344,756, of which $730,095,577 related to appreciated investment securities and $532,750,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2015 Fund®

June 30, 2012

1.818357.107

F15-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	40,980,640	$ 352,433,508
Domestic Equity Funds - 31.2%
Fidelity Blue Chip Growth Fund	3,242,364	152,131,733
Fidelity Disciplined Equity Fund	9,440,680	219,779,035
Fidelity Growth Company Fund	3,627,964	332,176,407
Fidelity Series 100 Index Fund	30,087,606	293,053,281
Fidelity Series All-Sector Equity Fund	39,100,106	480,931,310
Fidelity Series Large Cap Value Fund	38,056,382	410,247,797
Fidelity Series Real Estate Equity Fund	2,409,709	29,302,058
Fidelity Series Small Cap Opportunities Fund	7,397,949	81,007,543
Fidelity Small Cap Growth Fund	2,872,443	46,303,788
Fidelity Small Cap Value Fund	3,069,025	46,679,865
TOTAL DOMESTIC EQUITY FUNDS		2,091,612,817
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,336,672,416)		2,444,046,325
International Equity Funds - 13.1%

Developed International Equity Funds - 10.2%
Fidelity Series International Growth Fund	28,713,665	312,691,809
Fidelity Series International Small Cap Fund	5,533,346	63,024,813
Fidelity Series International Value Fund	36,602,238	308,190,842
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		683,907,464
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	12,892,525	196,224,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $921,319,806)		880,131,690
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund	4,477,326	$ 45,937,370
Fidelity Series Floating Rate High Income Fund	8,863,503	92,091,794
Fidelity Series High Income Fund	31,831,014	314,808,724
Fidelity Series Real Estate Income Fund	4,338,372	47,201,489
TOTAL HIGH YIELD BOND FUNDS		500,039,377
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	61,117,792	697,354,009
Investment Grade Bond Funds - 22.7%
Fidelity Series Investment Grade Bond Fund	128,080,895	1,522,881,844
TOTAL BOND FUNDS (Cost $2,568,687,078)		2,720,275,230
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	359,573,940	359,573,940
Fidelity Short-Term Bond Fund	35,045,737	299,290,590
TOTAL SHORT-TERM FUNDS (Cost $661,882,855)		658,864,530
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,488,562,155)	6,703,317,775
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,156)
NET ASSETS - 100%	$ 6,703,305,619
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $6,501,800,100. Net unrealized appreciation aggregated $201,517,675, of which $425,572,720 related to appreciated investment securities and $224,055,045 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2010 Fund®

June 30, 2012

1.818356.107

F10-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	37,663,888	$ 323,909,440
Domestic Equity Funds - 30.4%
Fidelity Blue Chip Growth Fund	3,055,434	143,360,955
Fidelity Disciplined Equity Fund	8,881,920	206,771,104
Fidelity Growth Company Fund	3,414,645	312,644,877
Fidelity Series 100 Index Fund	28,235,311	275,011,933
Fidelity Series All-Sector Equity Fund	36,757,936	452,122,618
Fidelity Series Large Cap Value Fund	35,836,675	386,319,361
Fidelity Series Real Estate Equity Fund	2,298,548	27,950,338
Fidelity Series Small Cap Opportunities Fund	6,968,520	76,305,297
Fidelity Small Cap Growth Fund	2,704,663	43,599,163
Fidelity Small Cap Value Fund	2,891,021	43,972,426
TOTAL DOMESTIC EQUITY FUNDS		1,968,058,072
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,302,513,115)		2,291,967,512
International Equity Funds - 12.7%

Developed International Equity Funds - 9.9%
Fidelity Series International Growth Fund	26,744,714	291,249,940
Fidelity Series International Small Cap Fund	5,129,069	58,420,090
Fidelity Series International Value Fund	34,055,693	286,748,937
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		636,418,967
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	11,994,753	182,560,136
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $870,601,031)		818,979,103
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund	4,270,091	$ 43,811,135
Fidelity Series Floating Rate High Income Fund	8,760,094	91,017,382
Fidelity Series High Income Fund	30,934,421	305,941,421
Fidelity Series Real Estate Income Fund	4,284,908	46,619,800
TOTAL HIGH YIELD BOND FUNDS		487,389,738
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	61,586,248	702,699,090
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	120,342,778	1,430,875,634
TOTAL BOND FUNDS (Cost $2,522,563,879)		2,620,964,462
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	403,569,112	403,569,112
Fidelity Short-Term Bond Fund	39,514,125	337,450,623
TOTAL SHORT-TERM FUNDS (Cost $752,619,525)		741,019,735
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,448,297,550)	6,472,930,812
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,925)
NET ASSETS - 100%	$ 6,472,921,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $6,471,752,161. Net unrealized appreciation aggregated $1,178,651, of which $266,598,091 related to appreciated investment securities and $265,419,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2005 Fund®

June 30, 2012

1.818352.107

F05-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	3,445,575	$ 29,631,948
Domestic Equity Funds - 23.3%
Fidelity Blue Chip Growth Fund	267,297	12,541,559
Fidelity Disciplined Equity Fund	780,283	18,164,993
Fidelity Growth Company Fund	298,670	27,346,183
Fidelity Series 100 Index Fund	2,498,538	24,335,764
Fidelity Series All-Sector Equity Fund	3,236,984	39,814,909
Fidelity Series Large Cap Value Fund	3,139,587	33,844,751
Fidelity Series Real Estate Equity Fund	200,036	2,432,439
Fidelity Series Small Cap Opportunities Fund	609,370	6,672,604
Fidelity Small Cap Growth Fund	236,996	3,820,372
Fidelity Small Cap Value Fund	253,201	3,851,187
TOTAL DOMESTIC EQUITY FUNDS		172,824,761
TOTAL DOMESTIC EQUITY FUNDS (Cost $207,304,958)		202,456,709
International Equity Funds - 9.9%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund	2,382,457	25,944,960
Fidelity Series International Small Cap Fund	463,512	5,279,397
Fidelity Series International Value Fund	3,019,656	25,425,505
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		56,649,862
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	1,071,230	16,304,124
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $77,383,594)		72,953,986
Bond Funds - 35.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	431,599	$ 4,428,203
Fidelity Series Floating Rate High Income Fund	797,462	8,285,634
Fidelity Series High Income Fund	3,512,138	34,735,041
Fidelity Series Real Estate Income Fund	391,777	4,262,534
TOTAL HIGH YIELD BOND FUNDS		51,711,412
Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund	6,506,242	74,236,226
Investment Grade Bond Funds - 18.7%
Fidelity Series Investment Grade Bond Fund	11,677,186	138,841,741
TOTAL BOND FUNDS (Cost $256,444,383)		264,789,379
Short-Term Funds - 27.1%

Fidelity Institutional Money Market Portfolio Institutional Class	110,673,835	110,673,835
Fidelity Short-Term Bond Fund	10,540,965	90,019,845
TOTAL SHORT-TERM FUNDS (Cost $202,232,768)		200,693,680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $743,365,703)	740,893,754
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100%	$ 740,893,750
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $745,360,780. Net unrealized depreciation aggregated $4,467,026, of which $20,571,643 related to appreciated investment securities and $25,038,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2040 Fund®

June 30, 2012

1.818372.107

F40-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	71,643,608	$ 616,135,031
Domestic Equity Funds - 51.7%
Fidelity Blue Chip Growth Fund	5,487,642	257,480,173
Fidelity Disciplined Equity Fund	15,789,933	367,589,640
Fidelity Growth Company Fund	6,065,234	555,332,852
Fidelity Series 100 Index Fund	50,142,926	488,392,101
Fidelity Series All-Sector Equity Fund	65,376,489	804,130,807
Fidelity Series Large Cap Value Fund	63,679,510	686,465,117
Fidelity Series Real Estate Equity Fund	3,920,107	47,668,504
Fidelity Series Small Cap Opportunities Fund	12,429,787	136,106,166
Fidelity Small Cap Growth Fund	4,809,250	77,525,111
Fidelity Small Cap Value Fund	5,138,972	78,163,766
TOTAL DOMESTIC EQUITY FUNDS		3,498,854,237
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,990,129,437)		4,114,989,268
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund	48,701,334	530,357,528
Fidelity Series International Small Cap Fund	9,175,661	104,510,775
Fidelity Series International Value Fund	62,228,010	523,959,848
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,158,828,151
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	21,845,834	332,493,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,573,295,185)		1,491,321,739
Bond Funds - 17.2%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	5,688,119	$ 58,360,100
Fidelity Series Floating Rate High Income Fund	3,111,273	32,326,122
Fidelity Series High Income Fund	50,653,553	500,963,637
Fidelity Series Real Estate Income Fund	1,517,879	16,514,525
TOTAL HIGH YIELD BOND FUNDS		608,164,384
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund	46,920,710	557,887,239
TOTAL BOND FUNDS (Cost $1,153,419,952)		1,166,051,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,716,844,574)	6,772,362,630
NET OTHER ASSETS (LIABILITIES) - 0.0%	(94)
NET ASSETS - 100%	$ 6,772,362,536
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $6,746,484,747. Net unrealized appreciation aggregated $25,877,883, of which $438,355,251 related to appreciated investment securities and $412,477,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

June 30, 2012

1.927051.101

FF55-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 10.0%
Fidelity Series Commodity Strategy Fund	534,045	$ 4,592,784
Domestic Equity Funds - 55.7%
Fidelity Blue Chip Growth Fund	40,601	1,904,983
Fidelity Disciplined Equity Fund	115,775	2,695,235
Fidelity Growth Company Fund	43,199	3,955,314
Fidelity Series 100 Index Fund	372,024	3,623,514
Fidelity Series All-Sector Equity Fund	483,097	5,942,087
Fidelity Series Large Cap Value Fund	462,746	4,988,400
Fidelity Series Real Estate Equity Fund	31,266	380,197
Fidelity Series Small Cap Opportunities Fund	93,079	1,019,217
Fidelity Small Cap Growth Fund	35,593	573,758
Fidelity Small Cap Value Fund	38,503	585,625
TOTAL DOMESTIC EQUITY FUNDS		25,668,330
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,386,341)		30,261,114
International Equity Funds - 24.0%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	354,429	3,859,729
Fidelity Series International Small Cap Fund	67,159	764,938
Fidelity Series International Value Fund	464,337	3,909,721
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		8,534,388
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	165,919	2,525,281
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,203,347)		11,059,669
Bond Funds - 10.3%
	Shares	Value
High Yield Bond Funds - 9.7%
Fidelity Series Emerging Markets Debt Fund	36,379	$ 373,245
Fidelity Series Floating Rate High Income Fund	408	4,236
Fidelity Series High Income Fund	411,106	4,065,839
Fidelity Series Real Estate Income Fund	124	1,353
TOTAL HIGH YIELD BOND FUNDS		4,444,673
Investment Grade Bond Funds - 0.6%
Fidelity Series Investment Grade Bond Fund	24,050	285,960
TOTAL BOND FUNDS (Cost $4,701,746)		4,730,633
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,291,434)	46,051,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100%	$ 46,051,416
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $46,316,110. Net unrealized depreciation aggregated $264,694, of which $927,398 related to appreciated investment securities and $1,192,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

June 30, 2012

1.818362.107

FRI-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	5,092,220	$ 43,793,094
Domestic Equity Funds - 12.4%
Fidelity Blue Chip Growth Fund	447,402	20,992,081
Fidelity Disciplined Equity Fund	1,290,897	30,052,092
Fidelity Growth Company Fund	491,211	44,975,250
Fidelity Series 100 Index Fund	4,109,961	40,031,018
Fidelity Series All-Sector Equity Fund	5,337,891	65,656,056
Fidelity Series Large Cap Value Fund	5,218,634	56,256,870
Fidelity Series Real Estate Equity Fund	337,255	4,101,026
Fidelity Series Small Cap Opportunities Fund	1,021,777	11,188,459
Fidelity Small Cap Growth Fund	394,651	6,361,773
Fidelity Small Cap Value Fund	421,775	6,415,202
TOTAL DOMESTIC EQUITY FUNDS		286,029,827
TOTAL DOMESTIC EQUITY FUNDS (Cost $269,271,957)		329,822,921
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	3,955,329	43,073,530
Fidelity Series International Small Cap Fund	760,755	8,665,003
Fidelity Series International Value Fund	5,039,694	42,434,222
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		94,172,755
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,779,422	27,082,804
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $123,092,142)		121,255,559
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	1,193,068	$ 12,240,875
Fidelity Series Floating Rate High Income Fund	2,811,736	29,213,940
Fidelity Series High Income Fund	11,059,667	109,380,110
Fidelity Series Real Estate Income Fund	1,378,914	15,002,580
TOTAL HIGH YIELD BOND FUNDS		165,837,505
Inflation-Protected Bond Funds - 12.2%
Fidelity Series Inflation-Protected Bond Index Fund	24,422,376	278,659,315
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund	40,992,936	487,406,011
TOTAL BOND FUNDS (Cost $849,440,829)		931,902,831
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Institutional Class	499,202,255	499,202,255
Fidelity Short-Term Bond Fund	48,605,614	415,091,942
TOTAL SHORT-TERM FUNDS (Cost $919,941,622)		914,294,197
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,161,746,550)		2,297,275,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,525)
NET ASSETS - 100%		$ 2,297,270,983
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,163,910,191. Net unrealized appreciation aggregated $133,365,317, of which $159,937,850 related to appreciated investment securities and $26,572,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

June 30, 2012

1.907117.102

FF-K-35-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	53,446,593	$ 460,709,629
Domestic Equity Funds - 51.0%
Fidelity Blue Chip Growth Fund Class F	4,025,440	189,356,709
Fidelity Disciplined Equity Fund Class F	11,704,296	272,358,959
Fidelity Growth Company Fund Class F	4,510,526	412,893,537
Fidelity Series 100 Index Fund	37,138,484	361,728,829
Fidelity Series All-Sector Equity Fund Class F	48,396,406	595,759,754
Fidelity Series Large Cap Value Fund Class F	47,182,933	509,103,843
Fidelity Series Real Estate Equity Fund Class F	2,857,290	34,744,650
Fidelity Series Small Cap Opportunities Fund Class F	9,177,037	101,039,176
Fidelity Small Cap Growth Fund Class F	3,543,813	57,516,093
Fidelity Small Cap Value Fund Class F	3,801,537	57,973,446
TOTAL DOMESTIC EQUITY FUNDS		2,592,474,996
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,975,515,299)		3,053,184,625
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund Class F	36,316,280	396,573,783
Fidelity Series International Small Cap Fund Class F	6,929,885	79,069,992
Fidelity Series International Value Fund Class F	46,365,709	391,326,580
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		866,970,355

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	16,262,962	$ 248,172,799
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,146,613,982)		1,115,143,154
Bond Funds - 17.9%

High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund Class F	3,968,362	40,715,399
Fidelity Series Floating Rate High Income Fund Class F	2,565,789	26,658,551
Fidelity Series High Income Fund Class F	36,084,197	356,872,707
Fidelity Series Real Estate Income Fund Class F	1,256,601	13,684,383
TOTAL HIGH YIELD BOND FUNDS		437,931,040
Investment Grade Bond Funds - 9.3%
Fidelity Series Investment Grade Bond Fund Class F	39,622,347	471,505,928
TOTAL BOND FUNDS (Cost $892,977,096)		909,436,968
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,015,106,377)	5,077,764,747
NET OTHER ASSETS (LIABILITIES) - 0.0%	(201,122)
NET ASSETS - 100%	$ 5,077,563,625
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $5,026,906,221. Net unrealized appreciation aggregated $50,858,526, of which $235,144,243 related to appreciated investment securities and $184,285,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2012

1.907110.102

FF-K-20-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.5%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund Class F	86,707,542	$ 747,419,011
Domestic Equity Funds - 35.5%
Fidelity Blue Chip Growth Fund Class F	6,911,569	325,120,217
Fidelity Disciplined Equity Fund Class F	20,098,332	467,688,191
Fidelity Growth Company Fund Class F	7,707,558	705,549,849
Fidelity Series 100 Index Fund	63,859,053	621,987,177
Fidelity Series All-Sector Equity Fund Class F	83,120,481	1,023,213,125
Fidelity Series Large Cap Value Fund Class F	81,042,584	874,449,486
Fidelity Series Real Estate Equity Fund Class F	5,089,009	61,882,345
Fidelity Series Small Cap Opportunities Fund Class F	15,735,906	173,252,327
Fidelity Small Cap Growth Fund Class F	6,082,743	98,722,919
Fidelity Small Cap Value Fund Class F	6,529,300	99,571,827
TOTAL DOMESTIC EQUITY FUNDS		4,451,437,463
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,016,508,084)		5,198,856,474
International Equity Funds - 15.0%

Developed International Equity Funds - 11.6%
Fidelity Series International Growth Fund Class F	61,034,191	666,493,363
Fidelity Series International Small Cap Fund Class F	11,741,432	133,969,735
Fidelity Series International Value Fund Class F	77,762,425	656,314,869
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,456,777,967
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund Class F	27,411,015	418,292,086
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,924,541,552)		1,875,070,053
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund Class F	8,873,837	$ 91,045,567
Fidelity Series Floating Rate High Income Fund Class F	15,070,077	156,578,099
Fidelity Series High Income Fund Class F	72,790,495	719,897,999
Fidelity Series Real Estate Income Fund Class F	7,355,691	80,103,472
TOTAL HIGH YIELD BOND FUNDS		1,047,625,137
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	91,769,940	1,047,095,017
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund Class F	224,350,130	2,669,766,550
TOTAL BOND FUNDS (Cost $4,637,790,582)		4,764,486,704
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Class F	375,497,666	375,497,666
Fidelity Short Term Bond Fund Class F	36,625,101	312,778,360
TOTAL SHORT-TERM FUNDS (Cost $686,303,299)		688,276,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,265,143,517)		12,526,689,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(504,512)
NET ASSETS - 100%		$ 12,526,184,745
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $12,295,750,495. Net unrealized appreciation aggregated $230,938,762, of which $540,790,273 related to appreciated investment securities and $309,851,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2000 Fund®

June 30, 2012

1.818351.107

F00-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	2,513,348	$ 21,614,797
Domestic Equity Funds - 12.4%
Fidelity Blue Chip Growth Fund	221,485	10,392,059
Fidelity Disciplined Equity Fund	637,885	14,849,967
Fidelity Growth Company Fund	243,751	22,317,848
Fidelity Series 100 Index Fund	2,019,541	19,670,330
Fidelity Series All-Sector Equity Fund	2,631,994	32,373,526
Fidelity Series Large Cap Value Fund	2,583,442	27,849,503
Fidelity Series Real Estate Equity Fund	170,235	2,070,053
Fidelity Series Small Cap Opportunities Fund	506,069	5,541,453
Fidelity Small Cap Growth Fund	195,204	3,146,693
Fidelity Small Cap Value Fund	208,718	3,174,602
TOTAL DOMESTIC EQUITY FUNDS		141,386,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,287,703)		163,000,831
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	1,961,567	21,361,460
Fidelity Series International Small Cap Fund	376,917	4,293,087
Fidelity Series International Value Fund	2,494,506	21,003,743
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		46,658,290
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	881,357	13,414,248
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $59,829,836)		60,072,538
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	606,430	$ 6,221,971
Fidelity Series Floating Rate High Income Fund	1,426,553	14,821,888
Fidelity Series High Income Fund	5,473,664	54,134,537
Fidelity Series Real Estate Income Fund	698,892	7,603,950
TOTAL HIGH YIELD BOND FUNDS		82,782,346
Inflation-Protected Bond Funds - 12.1%
Fidelity Series Inflation-Protected Bond Index Fund	12,079,049	137,821,948
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund	20,303,045	241,403,202
TOTAL BOND FUNDS (Cost $419,221,809)		462,007,496
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Institutional Class	247,736,905	247,736,905
Fidelity Short-Term Bond Fund	23,967,151	204,679,467
TOTAL SHORT-TERM FUNDS (Cost $456,068,777)		452,416,372
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,066,408,125)	1,137,497,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35)
NET ASSETS - 100%	$ 1,137,497,202
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,068,042,393. Net unrealized appreciation aggregated $69,454,844, of which $82,558,014 related to appreciated investment securities and $13,103,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2050 Fund®

June 30, 2012

1.833437.106

F50-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund	22,435,743	$ 192,947,388
Domestic Equity Funds - 54.2%
Fidelity Blue Chip Growth Fund	1,683,969	79,011,843
Fidelity Disciplined Equity Fund	4,829,119	112,421,889
Fidelity Growth Company Fund	1,860,866	170,380,929
Fidelity Series 100 Index Fund	15,279,675	148,824,037
Fidelity Series All-Sector Equity Fund	19,982,586	245,785,806
Fidelity Series Large Cap Value Fund	19,504,592	210,259,506
Fidelity Series Real Estate Equity Fund	1,170,812	14,237,080
Fidelity Series Small Cap Opportunities Fund	3,809,495	41,713,972
Fidelity Small Cap Growth Fund	1,473,296	23,749,533
Fidelity Small Cap Value Fund	1,575,360	23,961,233
TOTAL DOMESTIC EQUITY FUNDS		1,070,345,828
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,103,031,764)		1,263,293,216
International Equity Funds - 23.4%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund	14,968,338	163,005,195
Fidelity Series International Small Cap Fund	2,871,156	32,702,467
Fidelity Series International Value Fund	19,388,484	163,251,037
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		358,958,699
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	6,756,817	102,838,759
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $468,341,681)		461,797,458
Bond Funds - 12.6%
	Shares	Value
High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund	1,719,087	$ 17,637,833
Fidelity Series Floating Rate High Income Fund	181,461	1,885,376
Fidelity Series High Income Fund	18,017,558	178,193,650
Fidelity Series Real Estate Income Fund	89,704	975,984
TOTAL HIGH YIELD BOND FUNDS		198,692,843
Investment Grade Bond Funds - 2.6%
Fidelity Series Investment Grade Bond Fund	4,263,379	50,691,572
TOTAL BOND FUNDS (Cost $249,658,961)		249,384,415
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,821,032,406)		1,974,475,089
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13)
NET ASSETS - 100%		$ 1,974,475,076
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,836,624,466. Net unrealized appreciation aggregated $137,850,623, of which $225,248,763 related to appreciated investment securities and $87,398,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

June 30, 2012

1.927059.101

FF-K-55-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F	532,461	$ 4,589,812
Domestic Equity Funds - 55.9%
Fidelity Blue Chip Growth Fund Class F	40,507	1,905,467
Fidelity Disciplined Equity Fund Class F	116,461	2,710,051
Fidelity Growth Company Fund Class F	43,174	3,952,169
Fidelity Series 100 Index Fund	376,445	3,666,578
Fidelity Series All-Sector Equity Fund Class F	487,143	5,996,731
Fidelity Series Large Cap Value Fund Class F	465,311	5,020,705
Fidelity Series Real Estate Equity Fund Class F	31,411	381,958
Fidelity Series Small Cap Opportunities Fund Class F	92,135	1,014,405
Fidelity Small Cap Growth Fund Class F	35,668	578,888
Fidelity Small Cap Value Fund Class F	38,204	582,616
TOTAL DOMESTIC EQUITY FUNDS		25,809,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,341,343)		30,399,380
International Equity Funds - 23.9%

Developed International Equity Funds - 18.4%
Fidelity Series International Growth Fund Class F	351,761	3,841,235
Fidelity Series International Small Cap Fund Class F	66,266	756,090
Fidelity Series International Value Fund Class F	463,865	3,915,024
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		8,512,349
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund Class F	166,559	2,541,697
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,121,380)		11,054,046
Bond Funds - 10.3%
	Shares	Value
High Yield Bond Funds - 9.7%
Fidelity Series Emerging Markets Debt Fund Class F	36,739	$ 376,945
Fidelity Series Floating Rate High Income Fund Class F	408	4,241
Fidelity Series High Income Fund Class F	412,954	4,084,119
Fidelity Series Real Estate Income Fund Class F	119	1,300
TOTAL HIGH YIELD BOND FUNDS		4,466,605
Investment Grade Bond Funds - 0.6%
Fidelity Series Investment Grade Bond Fund Class F	24,309	289,279
TOTAL BOND FUNDS (Cost $4,714,175)		4,755,884
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,176,898)		46,209,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,714)
NET ASSETS - 100%		$ 46,207,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $46,218,727. Net unrealized depreciation aggregated $9,417, of which $1,029,717 related to appreciated investment securities and $1,039,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2012

1.907113.102

FF-K-25-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F	60,308,852	$ 519,862,309
Domestic Equity Funds - 42.4%
Fidelity Blue Chip Growth Fund Class F	4,707,729	221,451,583
Fidelity Disciplined Equity Fund Class F	13,698,182	318,756,702
Fidelity Growth Company Fund Class F	5,269,205	482,342,995
Fidelity Series 100 Index Fund	43,533,360	424,014,925
Fidelity Series All-Sector Equity Fund Class F	56,649,114	697,350,593
Fidelity Series Large Cap Value Fund Class F	55,213,848	595,757,425
Fidelity Series Real Estate Equity Fund Class F	3,374,263	41,031,035
Fidelity Series Small Cap Opportunities Fund Class F	10,725,131	118,083,697
Fidelity Small Cap Growth Fund Class F	4,146,320	67,294,768
Fidelity Small Cap Value Fund Class F	4,448,162	67,834,466
TOTAL DOMESTIC EQUITY FUNDS		3,033,918,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,445,533,209)		3,553,780,498
International Equity Funds - 18.1%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund Class F	42,022,086	458,881,178
Fidelity Series International Small Cap Fund Class F	8,079,713	92,189,530
Fidelity Series International Value Fund Class F	53,633,592	452,667,513
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,003,738,221
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund Class F	18,852,485	287,688,923
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,325,762,121)		1,291,427,144
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund Class F	5,151,981	$ 52,859,324
Fidelity Series Floating Rate High Income Fund Class F	6,726,290	69,886,150
Fidelity Series High Income Fund Class F	50,726,789	501,687,946
Fidelity Series Real Estate Income Fund Class F	3,292,934	35,860,055
TOTAL HIGH YIELD BOND FUNDS		660,293,475
Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,822,023	374,499,286
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund Class F	104,291,557	1,241,069,528
TOTAL BOND FUNDS (Cost $2,223,158,360)		2,275,862,289
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F	14,738,217	14,738,217
Fidelity Short Term Bond Fund Class F	1,431,465	12,224,711
TOTAL SHORT-TERM FUNDS (Cost $26,924,943)		26,962,928
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,021,378,633)	7,148,032,859
NET OTHER ASSETS (LIABILITIES) - 0.0%	(284,951)
NET ASSETS - 100%	$ 7,147,747,908
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $7,038,310,233. Net unrealized appreciation aggregated $109,722,626, of which $318,474,154 related to appreciated investment securities and $208,751,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2012

1.907108.102

FF-K-15-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	34,908,781	$ 300,913,696
Domestic Equity Funds - 31.2%
Fidelity Blue Chip Growth Fund Class F	2,765,061	130,068,451
Fidelity Disciplined Equity Fund Class F	8,069,760	187,783,310
Fidelity Growth Company Fund Class F	3,101,322	283,894,975
Fidelity Series 100 Index Fund	25,716,233	250,476,107
Fidelity Series All-Sector Equity Fund Class F	33,388,766	411,015,706
Fidelity Series Large Cap Value Fund Class F	32,481,680	350,477,327
Fidelity Series Real Estate Equity Fund Class F	2,020,582	24,570,276
Fidelity Series Small Cap Opportunities Fund Class F	6,295,752	69,316,229
Fidelity Small Cap Growth Fund Class F	2,437,978	39,568,386
Fidelity Small Cap Value Fund Class F	2,615,353	39,884,137
TOTAL DOMESTIC EQUITY FUNDS		1,787,054,904
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,006,197,439)		2,087,968,600
International Equity Funds - 13.1%

Developed International Equity Funds - 10.2%
Fidelity Series International Growth Fund Class F	24,476,947	267,288,262
Fidelity Series International Small Cap Fund Class F	4,714,495	53,792,390
Fidelity Series International Value Fund Class F	31,182,738	263,182,309
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		584,262,961
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	10,997,240	167,817,883
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $769,647,586)		752,080,844
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund Class F	3,717,832	$ 38,144,960
Fidelity Series Floating Rate High Income Fund Class F	7,364,792	76,520,186
Fidelity Series High Income Fund Class F	27,213,717	269,143,664
Fidelity Series Real Estate Income Fund Class F	3,605,592	39,264,893
TOTAL HIGH YIELD BOND FUNDS		423,073,703
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	52,254,820	596,227,493
Investment Grade Bond Funds - 22.8%
Fidelity Series Investment Grade Bond Fund Class F	109,410,256	1,301,982,042
TOTAL BOND FUNDS (Cost $2,253,604,800)		2,321,283,238
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F	307,408,882	307,408,882
Fidelity Short Term Bond Fund Class F	29,997,794	256,181,157
TOTAL SHORT-TERM FUNDS (Cost $561,326,468)		563,590,039
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,590,776,293)	5,724,922,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	(230,956)
NET ASSETS - 100%	$ 5,724,691,765
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $5,606,455,973. Net unrealized appreciation aggregated $118,466,748, of which $238,505,055 related to appreciated investment securities and $120,038,307 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

June 30, 2012

1.907121.102

FF-K-45-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	26,759,377	$ 230,665,834
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund Class F	2,031,464	95,560,046
Fidelity Disciplined Equity Fund Class F	5,844,722	136,006,671
Fidelity Growth Company Fund Class F	2,259,760	206,858,462
Fidelity Series 100 Index Fund	18,455,487	179,756,448
Fidelity Series All-Sector Equity Fund Class F	24,147,420	297,254,743
Fidelity Series Large Cap Value Fund Class F	23,588,754	254,522,653
Fidelity Series Real Estate Equity Fund Class F	1,401,318	17,040,032
Fidelity Series Small Cap Opportunities Fund Class F	4,571,517	50,332,400
Fidelity Small Cap Growth Fund Class F	1,770,444	28,734,302
Fidelity Small Cap Value Fund Class F	1,898,953	28,959,032
TOTAL DOMESTIC EQUITY FUNDS		1,295,024,789
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,500,308,359)		1,525,690,623
International Equity Funds - 22.8%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund Class F	18,127,498	197,952,279
Fidelity Series International Small Cap Fund Class F	3,484,882	39,762,504
Fidelity Series International Value Fund Class F	23,302,185	196,670,442
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		434,385,225
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund Class F	8,140,182	124,219,184
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $574,712,689)		558,604,409
Bond Funds - 15.0%
	Shares	Value
High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund Class F	2,040,089	$ 20,931,308
Fidelity Series Floating Rate High Income Fund Class F	581,296	6,039,664
Fidelity Series High Income Fund Class F	23,010,538	227,574,223
Fidelity Series Real Estate Income Fund Class F	286,196	3,116,675
TOTAL HIGH YIELD BOND FUNDS		257,661,870
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund Class F	9,178,307	109,221,851
TOTAL BOND FUNDS (Cost $361,215,696)		366,883,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,436,236,744)	2,451,178,753
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96,328)
NET ASSETS - 100%	$ 2,451,082,425
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,440,983,448. Net unrealized appreciation aggregated $10,195,305, of which $102,676,772 related to appreciated investment securities and $92,481,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2012

1.907100.102

FF-K-INC-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	2,936,069	$ 25,308,911
Domestic Equity Funds - 12.4%
Fidelity Blue Chip Growth Fund Class F	258,353	12,152,937
Fidelity Disciplined Equity Fund Class F	747,480	17,393,870
Fidelity Growth Company Fund Class F	284,495	26,042,651
Fidelity Series 100 Index Fund	2,378,733	23,168,857
Fidelity Series All-Sector Equity Fund Class F	3,087,020	38,001,216
Fidelity Series Large Cap Value Fund Class F	3,017,735	32,561,362
Fidelity Series Real Estate Equity Fund Class F	193,173	2,348,982
Fidelity Series Small Cap Opportunities Fund Class F	588,627	6,480,778
Fidelity Small Cap Growth Fund Class F	226,821	3,681,308
Fidelity Small Cap Value Fund Class F	243,459	3,712,749
TOTAL DOMESTIC EQUITY FUNDS		165,544,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $181,144,687)		190,853,621
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund Class F	2,284,050	24,941,831
Fidelity Series International Small Cap Fund Class F	438,878	5,007,594
Fidelity Series International Value Fund Class F	2,908,222	24,545,398
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		54,494,823
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	1,027,740	15,683,315
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,561,084)		70,178,138
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund Class F	681,097	$ 6,988,060
Fidelity Series Floating Rate High Income Fund Class F	1,606,004	16,686,383
Fidelity Series High Income Fund Class F	6,407,533	63,370,504
Fidelity Series Real Estate Income Fund Class F	787,671	8,577,740
TOTAL HIGH YIELD BOND FUNDS		95,622,687
Inflation-Protected Bond Funds - 12.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,150,354	161,455,544
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund Class F	23,726,424	282,344,449
TOTAL BOND FUNDS (Cost $524,383,687)		539,422,680
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F	289,196,383	289,196,383
Fidelity Short Term Bond Fund Class F	28,193,477	240,772,295
TOTAL SHORT-TERM FUNDS (Cost $527,938,505)		529,968,678
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,305,027,963)	1,330,423,117
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54,458)
NET ASSETS - 100%	$ 1,330,368,659
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,306,924,041. Net unrealized appreciation aggregated $23,499,076, of which $32,859,552 related to appreciated investment securities and $9,360,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2045® Fund

June 30, 2012

1.833436.106

F45-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund	25,189,201	$ 216,627,130
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund	1,915,735	89,886,285
Fidelity Disciplined Equity Fund	5,498,813	128,012,363
Fidelity Growth Company Fund	2,125,601	194,620,001
Fidelity Series 100 Index Fund	17,361,993	169,105,814
Fidelity Series All-Sector Equity Fund	22,736,474	279,658,633
Fidelity Series Large Cap Value Fund	22,221,933	239,552,436
Fidelity Series Real Estate Equity Fund	1,354,152	16,466,483
Fidelity Series Small Cap Opportunities Fund	4,321,720	47,322,829
Fidelity Small Cap Growth Fund	1,677,733	27,045,055
Fidelity Small Cap Value Fund	1,792,043	27,256,980
TOTAL DOMESTIC EQUITY FUNDS		1,218,926,879
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,228,144,087)		1,435,554,009
International Equity Funds - 22.8%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund	17,079,649	185,997,376
Fidelity Series International Small Cap Fund	3,285,497	37,421,813
Fidelity Series International Value Fund	21,967,303	184,964,695
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		408,383,884
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	7,664,125	116,647,977
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $532,097,360)		525,031,861
Bond Funds - 15.0%
	Shares	Value
High Yield Bond Funds - 10.6%
Fidelity Series Emerging Markets Debt Fund	1,992,804	$ 20,446,169
Fidelity Series Floating Rate High Income Fund	567,372	5,894,999
Fidelity Series High Income Fund	21,625,895	213,880,101
Fidelity Series Real Estate Income Fund	279,327	3,039,078
TOTAL HIGH YIELD BOND FUNDS		243,260,347
Investment Grade Bond Funds - 4.4%
Fidelity Series Investment Grade Bond Fund	8,614,208	102,422,934
TOTAL BOND FUNDS (Cost $340,228,861)		345,683,281
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,100,470,308)	2,306,269,151
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11)
NET ASSETS - 100%	$ 2,306,269,140
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,113,310,424. Net unrealized appreciation aggregated $192,958,727, of which $284,691,259 related to appreciated investment securities and $91,732,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund - Class W

June 30, 2012

1.927055.101

FRX-W-55-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 10.0%
Fidelity Series Commodity Strategy Fund Class F	111,270	$ 959,150
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	136,818	5,389,274
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,369,877)		6,348,424
International Equity Funds - 24.2%

Developed International Equity Funds - 24.2%
Fidelity Series Global ex U.S. Index Fund (Cost $2,527,579)	237,897	2,336,144
Bond Funds - 10.0%
	Shares	Value
Investment Grade Bond Funds - 10.0%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $950,751)	81,288	$ 968,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,848,207)		9,652,710
NET OTHER ASSETS (LIABILITIES) - 0.0%		(536)
NET ASSETS - 100%		$ 9,652,174
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $9,897,875. Net unrealized depreciation aggregated $245,165, of which $202,560 related to appreciated investment securities and $447,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income - Class W

June 30, 2012

1.906830.102

FRX-W-INC-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund Class F	218,984	$ 1,887,639
Domestic Equity Funds - 12.8%
Fidelity Spartan Total Market Index Fund Class F	299,588	11,800,774
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,945,104)		13,688,413
International Equity Funds - 5.6%

Developed International Equity Funds - 5.6%
Fidelity Series Global ex U.S. Index Fund (Cost $5,238,140)	520,921	5,115,443
Bond Funds - 39.8%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	962,829	10,985,874
Investment Grade Bond Funds - 27.8%
Fidelity Spartan U.S. Bond Index Fund Class F	2,149,013	25,594,748
TOTAL BOND FUNDS (Cost $35,339,796)		36,580,622
Short-Term Funds - 39.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $36,556,534)	36,556,534	$ 36,556,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $90,079,574)	91,941,012
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,501)
NET ASSETS - 100%	$ 91,934,511
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $90,391,212. Net unrealized appreciation aggregated $1,549,800, of which $2,251,393 related to appreciated investment securities and $701,593 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

June 30, 2012

1.907115.102

FF-K-30-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.1%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F	84,656,177	$ 729,736,247
Domestic Equity Funds - 44.5%
Fidelity Blue Chip Growth Fund Class F	6,634,592	312,091,228
Fidelity Disciplined Equity Fund Class F	19,314,944	449,458,752
Fidelity Growth Company Fund Class F	7,435,901	680,682,361
Fidelity Series 100 Index Fund	61,346,778	597,517,616
Fidelity Series All-Sector Equity Fund Class F	79,884,599	983,379,415
Fidelity Series Large Cap Value Fund Class F	77,844,071	839,937,526
Fidelity Series Real Estate Equity Fund Class F	4,775,382	58,068,642
Fidelity Series Small Cap Opportunities Fund Class F	15,111,856	166,381,530
Fidelity Small Cap Growth Fund Class F	5,841,970	94,815,169
Fidelity Small Cap Value Fund Class F	6,269,875	95,615,589
TOTAL DOMESTIC EQUITY FUNDS		4,277,947,828
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,854,879,151)		5,007,684,075
International Equity Funds - 18.9%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund Class F	59,177,697	646,220,448
Fidelity Series International Small Cap Fund Class F	11,254,715	128,416,304
Fidelity Series International Value Fund Class F	75,457,786	636,863,711
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,411,500,463
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund Class F	26,495,414	404,320,018
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,866,101,901)		1,815,820,481
Bond Funds - 29.0%
	Shares	Value
High Yield Bond Funds - 9.3%
Fidelity Series Emerging Markets Debt Fund Class F	7,375,293	$ 75,670,503
Fidelity Series Floating Rate High Income Fund Class F	9,203,137	95,620,596
Fidelity Series High Income Fund Class F	68,521,083	677,673,506
Fidelity Series Real Estate Income Fund Class F	4,496,044	48,961,915
TOTAL HIGH YIELD BOND FUNDS		897,926,520
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,329,409	197,728,562
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund Class F	142,125,621	1,691,294,888
TOTAL BOND FUNDS (Cost $2,729,314,692)		2,786,949,970
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,450,295,744)		9,610,454,526
NET OTHER ASSETS (LIABILITIES) - 0.0%		(383,576)
NET ASSETS - 100%		$ 9,610,070,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $9,473,918,892. Net unrealized appreciation aggregated $136,535,634, of which $441,568,780 related to appreciated investment securities and $305,033,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2012

1.907106.102

FF-K-10-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F	24,293,391	$ 209,409,026
Domestic Equity Funds - 30.4%
Fidelity Blue Chip Growth Fund Class F	1,971,883	92,757,394
Fidelity Disciplined Equity Fund Class F	5,746,997	133,732,624
Fidelity Growth Company Fund Class F	2,209,491	202,256,783
Fidelity Series 100 Index Fund	18,265,128	177,902,348
Fidelity Series All-Sector Equity Fund Class F	23,757,427	292,453,930
Fidelity Series Large Cap Value Fund Class F	23,153,244	249,823,500
Fidelity Series Real Estate Equity Fund Class F	1,471,301	17,891,022
Fidelity Series Small Cap Opportunities Fund Class F	4,486,868	49,400,412
Fidelity Small Cap Growth Fund Class F	1,737,094	28,193,041
Fidelity Small Cap Value Fund Class F	1,864,755	28,437,521
TOTAL DOMESTIC EQUITY FUNDS		1,272,848,575
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,418,192,629)		1,482,257,601
International Equity Funds - 12.6%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund Class F	17,260,215	188,481,549
Fidelity Series International Small Cap Fund Class F	3,308,844	37,753,915
Fidelity Series International Value Fund Class F	21,963,269	185,369,992
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		411,605,456
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	7,742,443	118,149,679
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $543,765,831)		529,755,135
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund Class F	2,725,777	$ 27,966,471
Fidelity Series Floating Rate High Income Fund Class F	5,595,248	58,134,625
Fidelity Series High Income Fund Class F	20,014,334	197,941,759
Fidelity Series Real Estate Income Fund Class F	2,737,193	29,808,037
TOTAL HIGH YIELD BOND FUNDS		313,850,892
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,848,750	454,674,237
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund Class F	77,791,801	925,722,428
TOTAL BOND FUNDS (Cost $1,640,677,129)		1,694,247,557
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Class F	261,055,419	261,055,419
Fidelity Short Term Bond Fund Class F	25,593,110	218,565,163
TOTAL SHORT-TERM FUNDS (Cost $477,503,084)		479,620,582
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,080,138,673)		4,185,880,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,894)
NET ASSETS - 100%		$ 4,185,709,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $4,089,695,082. Net unrealized appreciation aggregated $96,185,793, of which $183,200,045 related to appreciated investment securities and $87,014,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

June 30, 2012

1.907123.102

FF-K-50-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund Class F	20,726,606	$ 178,663,341
Domestic Equity Funds - 54.3%
Fidelity Blue Chip Growth Fund Class F	1,567,471	73,733,851
Fidelity Disciplined Equity Fund Class F	4,504,141	104,811,371
Fidelity Growth Company Fund Class F	1,734,373	158,764,484
Fidelity Series 100 Index Fund	14,254,940	138,843,116
Fidelity Series All-Sector Equity Fund Class F	18,629,655	229,331,058
Fidelity Series Large Cap Value Fund Class F	18,152,534	195,865,837
Fidelity Series Real Estate Equity Fund Class F	1,074,240	13,062,761
Fidelity Series Small Cap Opportunities Fund Class F	3,538,983	38,964,201
Fidelity Small Cap Growth Fund Class F	1,365,511	22,162,242
Fidelity Small Cap Value Fund Class F	1,466,278	22,360,733
TOTAL DOMESTIC EQUITY FUNDS		997,899,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,160,184,159)		1,176,562,995
International Equity Funds - 23.4%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund Class F	13,916,886	151,972,397
Fidelity Series International Small Cap Fund Class F	2,667,769	30,439,241
Fidelity Series International Value Fund Class F	18,014,301	152,040,701
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		334,452,339
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	6,295,870	96,074,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $443,191,293)		430,527,312
Bond Funds - 12.6%
	Shares	Value
High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund Class F	1,557,128	$ 15,976,136
Fidelity Series Floating Rate High Income Fund Class F	164,442	1,708,554
Fidelity Series High Income Fund Class F	16,789,970	166,052,805
Fidelity Series Real Estate Income Fund Class F	81,294	885,290
TOTAL HIGH YIELD BOND FUNDS		184,622,785
Investment Grade Bond Funds - 2.6%
Fidelity Series Investment Grade Bond Fund Class F	3,968,946	47,230,453
TOTAL BOND FUNDS (Cost $228,781,787)		231,853,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,832,157,239)		1,838,943,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,463)
NET ASSETS - 100%		$ 1,838,871,082
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,835,859,483. Net unrealized appreciation aggregated $3,084,062, of which $76,740,244 related to appreciated investment securities and $73,656,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.818359.107

AFF20-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.3%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	19,786,779	$ 170,166,300
Domestic Equity Funds - 35.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,864,650	118,050,984
Fidelity Advisor Growth & Income Fund Institutional Class	7,471,520	141,435,876
Fidelity Advisor Large Cap Fund Institutional Class	6,409,001	128,628,648
Fidelity Advisor Small Cap Fund Institutional Class	2,112,003	48,005,838
Fidelity Series 100 Index Fund	9,766,283	95,123,594
Fidelity Series All-Sector Equity Fund	16,619,165	204,415,728
Fidelity Series Large Cap Value Fund	17,984,778	193,875,904
Fidelity Series Real Estate Equity Fund	1,248,870	15,186,257
Fidelity Series Small Cap Opportunities Fund	4,470,049	48,947,040
TOTAL DOMESTIC EQUITY FUNDS		993,669,869
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,081,038,860)		1,163,836,169
International Equity Funds - 14.9%

Developed International Equity Funds - 11.6%
Fidelity Series International Growth Fund	13,663,240	148,792,685
Fidelity Series International Small Cap Fund	2,633,475	29,995,278
Fidelity Series International Value Fund	17,435,678	146,808,410
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		325,596,373
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	6,121,025	93,162,005
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $426,729,900)		418,758,378
Bond Funds - 38.2%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund	1,657,002	$ 17,000,841
Fidelity Series Floating Rate High Income Fund	2,671,460	27,756,467
Fidelity Series High Income Fund	16,628,249	164,453,379
Fidelity Series Real Estate Income Fund	1,309,376	14,246,016
TOTAL HIGH YIELD BOND FUNDS		223,456,703
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund	20,610,427	235,164,974
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund	52,043,077	618,792,182
TOTAL BOND FUNDS (Cost $1,029,106,328)		1,077,413,859
Short-Term Funds - 5.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	7,679,693	71,421,147
Fidelity Institutional Money Market Portfolio Institutional Class	86,883,202	86,883,202
TOTAL SHORT-TERM FUNDS (Cost $157,509,353)		158,304,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,694,384,441)	2,818,312,755
NET OTHER ASSETS (LIABILITIES) - 0.0%	(616,420)
NET ASSETS - 100%	$ 2,817,696,335
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,701,141,058. Net unrealized appreciation aggregated $117,171,697, of which $187,785,113 related to appreciated investment securities and $70,613,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

June 30, 2012

1.907102.102

FF-K-00-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	1,549,442	$ 13,356,192
Domestic Equity Funds - 12.5%
Fidelity Blue Chip Growth Fund Class F	136,214	6,407,509
Fidelity Disciplined Equity Fund Class F	393,093	9,147,277
Fidelity Growth Company Fund Class F	150,214	13,750,624
Fidelity Series 100 Index Fund	1,244,551	12,121,926
Fidelity Series All-Sector Equity Fund Class F	1,620,593	19,949,503
Fidelity Series Large Cap Value Fund Class F	1,590,243	17,158,727
Fidelity Series Real Estate Equity Fund Class F	101,907	1,239,190
Fidelity Series Small Cap Opportunities Fund Class F	310,393	3,417,425
Fidelity Small Cap Growth Fund Class F	119,455	1,938,756
Fidelity Small Cap Value Fund Class F	128,274	1,956,176
TOTAL DOMESTIC EQUITY FUNDS		87,087,113
TOTAL DOMESTIC EQUITY FUNDS (Cost $95,068,143)		100,443,305
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund Class F	1,206,487	13,174,840
Fidelity Series International Small Cap Fund Class F	231,701	2,643,708
Fidelity Series International Value Fund Class F	1,533,496	12,942,707
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		28,761,255
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	542,370	8,276,564
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,926,977)		37,037,819
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund Class F	359,546	$ 3,688,941
Fidelity Series Floating Rate High Income Fund Class F	846,138	8,791,377
Fidelity Series High Income Fund Class F	3,365,758	33,287,344
Fidelity Series Real Estate Income Fund Class F	414,577	4,514,741
TOTAL HIGH YIELD BOND FUNDS		50,282,403
Inflation-Protected Bond Funds - 12.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,428,417	84,758,236
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund Class F	12,474,491	148,446,437
TOTAL BOND FUNDS (Cost $274,682,850)		283,487,076
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F	152,342,767	152,342,767
Fidelity Short Term Bond Fund Class F	14,755,859	126,015,032
TOTAL SHORT-TERM FUNDS (Cost $277,061,525)		278,357,799
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $684,739,495)	699,325,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,441)
NET ASSETS - 100%	$ 699,297,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $685,889,286. Net unrealized appreciation aggregated $13,436,713, of which $18,928,646 related to appreciated investment securities and $5,491,933 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund - Class W

June 30, 2012

1.906845.102

FRX-W-X30-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.3%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	7,625,866	$ 65,734,966
Domestic Equity Funds - 44.4%
Fidelity Spartan Total Market Index Fund Class F	9,376,569	369,343,053
TOTAL DOMESTIC EQUITY FUNDS (Cost $417,506,613)		435,078,019
International Equity Funds - 19.2%

Developed International Equity Funds - 19.2%
Fidelity Series Global ex U.S. Index Fund (Cost $166,973,746)	16,300,901	160,074,850
Bond Funds - 28.5%

Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,611,395	18,386,022

	Shares	Value
Investment Grade Bond Funds - 26.3%
Fidelity Spartan U.S. Bond Index Fund Class F	18,347,736	$ 218,521,530
TOTAL BOND FUNDS (Cost $230,729,935)		236,907,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $815,210,294)	832,060,421
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54,181)
NET ASSETS - 100%	$ 832,006,240
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $818,881,841. Net unrealized appreciation aggregated $13,178,580, of which $35,910,506 related to appreciated investment securities and $22,731,926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 - Class W

June 30, 2012

1.906843.102

FRX-W-X25-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F	6,088,997	$ 52,487,150
Domestic Equity Funds - 42.6%
Fidelity Spartan Total Market Index Fund Class F	7,496,236	295,276,733
TOTAL DOMESTIC EQUITY FUNDS (Cost $336,757,229)		347,763,883
International Equity Funds - 18.4%

Developed International Equity Funds - 18.4%
Fidelity Series Global ex U.S. Index Fund (Cost $134,287,222)	13,029,624	127,950,906
Bond Funds - 31.0%

Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,172,138	36,194,093
Investment Grade Bond Funds - 25.8%
Fidelity Spartan U.S. Bond Index Fund Class F	14,984,700	178,467,781
TOTAL BOND FUNDS (Cost $208,799,004)		214,661,874
Short-Term Funds - 0.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $2,926,199)	2,926,199	$ 2,926,199
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $682,769,654)	693,302,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,943)
NET ASSETS - 100%	$ 693,256,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $685,623,618. Net unrealized appreciation aggregated $7,679,244, of which $26,656,629 related to appreciated investment securities and $18,977,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 - Class W

June 30, 2012

1.906834.102

FRX-W-X05-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.6%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund Class F	243,049	$ 2,095,085
Domestic Equity Funds - 23.4%
Fidelity Spartan Total Market Index Fund Class F	299,117	11,782,223
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,546,025)		13,877,308
International Equity Funds - 10.1%

Developed International Equity Funds - 10.1%
Fidelity Series Global ex U.S. Index Fund (Cost $5,461,915)	520,016	5,106,555
Bond Funds - 34.4%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	426,922	4,871,183
Investment Grade Bond Funds - 24.7%
Fidelity Spartan U.S. Bond Index Fund Class F	1,042,864	12,420,511
TOTAL BOND FUNDS (Cost $16,610,502)		17,291,694
Short-Term Funds - 27.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $14,061,966)	14,061,966	$ 14,061,966
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $49,680,408)	50,337,523
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,276)
NET ASSETS - 100%	$ 50,334,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $49,966,859. Net unrealized appreciation aggregated $370,664, of which $1,450,681 related to appreciated investment securities and $1,080,017 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund - Class W

June 30, 2012

1.906840.102

FRX-W-X20-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.7%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund Class F	7,536,546	$ 64,965,027
Domestic Equity Funds - 35.4%
Fidelity Spartan Total Market Index Fund Class F	9,271,906	365,220,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $410,243,116)		430,185,399
International Equity Funds - 15.3%

Developed International Equity Funds - 15.3%
Fidelity Series Global ex U.S. Index Fund (Cost $164,575,818)	16,116,490	158,263,935
Bond Funds - 37.1%

Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,478,331	85,327,757
Investment Grade Bond Funds - 28.8%
Fidelity Spartan U.S. Bond Index Fund Class F	24,957,473	297,243,505
TOTAL BOND FUNDS (Cost $371,214,563)		382,571,262
Short-Term Funds - 5.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $60,614,579)	60,614,579	$ 60,614,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,006,648,076)	1,031,635,175
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,680)
NET ASSETS - 100%	$ 1,031,562,495
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,011,608,715. Net unrealized appreciation aggregated $20,026,460, of which $43,067,775 related to appreciated investment securities and $23,041,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 - Class W

June 30, 2012

1.906836.102

FRX-W-X10-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	1,843,485	$ 15,890,844
Domestic Equity Funds - 30.7%
Fidelity Spartan Total Market Index Fund Class F	2,268,726	89,365,133
TOTAL DOMESTIC EQUITY FUNDS (Cost $99,729,138)		105,255,977
International Equity Funds - 13.3%

Developed International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (Cost $40,287,637)	3,941,881	38,709,274
Bond Funds - 38.9%

Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,681,552	30,596,504
Investment Grade Bond Funds - 28.4%
Fidelity Spartan U.S. Bond Index Fund Class F	6,949,984	82,774,307
TOTAL BOND FUNDS (Cost $109,166,165)		113,370,811
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $33,993,650)	33,993,650	$ 33,993,650
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $283,176,590)	291,329,712
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,696)
NET ASSETS - 100%	$ 291,309,016
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $285,158,682. Net unrealized appreciation aggregated $6,171,030, of which $12,568,330 related to appreciated investment securities and $6,397,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2000 - Class W

June 30, 2012

1.906832.102

FRX-W-X00-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund Class F	114,452	$ 986,577
Domestic Equity Funds - 12.8%
Fidelity Spartan Total Market Index Fund Class F	156,628	6,169,572
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,751,369)		7,156,149
International Equity Funds - 5.5%

Developed International Equity Funds - 5.5%
Fidelity Series Global ex U.S. Index Fund (Cost $2,753,735)	272,217	2,673,166
Bond Funds - 39.8%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	503,855	5,748,983
Investment Grade Bond Funds - 27.8%
Fidelity Spartan U.S. Bond Index Fund Class F	1,124,688	13,395,037
TOTAL BOND FUNDS (Cost $18,356,042)		19,144,020
Short-Term Funds - 39.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $19,131,648)	19,131,648	$ 19,131,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,992,794)	48,104,983
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,300)
NET ASSETS - 100%	$ 48,101,683
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $47,213,336. Net unrealized appreciation aggregated $891,647, of which $1,340,687 related to appreciated investment securities and $449,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund - Class W

June 30, 2012

1.906838.102

FRX-W-X15-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	3,471,242	$ 29,922,103
Domestic Equity Funds - 31.6%
Fidelity Spartan Total Market Index Fund Class F	4,269,268	168,166,484
TOTAL DOMESTIC EQUITY FUNDS (Cost $190,269,451)		198,088,587
International Equity Funds - 13.7%

Developed International Equity Funds - 13.7%
Fidelity Series Global ex U.S. Index Fund (Cost $76,192,818)	7,421,054	72,874,752
Bond Funds - 39.4%

Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,752,941	54,231,059
Investment Grade Bond Funds - 29.2%
Fidelity Spartan U.S. Bond Index Fund Class F	13,023,690	155,112,145
TOTAL BOND FUNDS (Cost $202,966,580)		209,343,204
Short-Term Funds - 9.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $51,728,355)	51,728,355	$ 51,728,355
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $521,157,204)	532,034,898
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,704)
NET ASSETS - 100%	$ 531,997,194
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $523,724,652. Net unrealized appreciation aggregated $8,310,246, of which $19,430,292 related to appreciated investment securities and $11,120,046 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund - Class W

June 30, 2012

1.906855.102

FRX-W-X50-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	1,926,432	$ 16,605,848
Domestic Equity Funds - 54.1%
Fidelity Spartan Total Market Index Fund Class F	2,370,486	93,373,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $106,856,187)		109,979,308
International Equity Funds - 23.5%

Developed International Equity Funds - 23.5%
Fidelity Series Global ex U.S. Index Fund (Cost $42,431,815)	4,121,300	40,471,166
Bond Funds - 12.8%
	Shares	Value
Investment Grade Bond Funds - 12.8%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $21,677,521)	1,860,052	$ 22,153,216
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $170,965,523)	172,603,690
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,794)
NET ASSETS - 100%	$ 172,593,896
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $171,635,461. Net unrealized appreciation aggregated $968,229, of which $6,690,424 related to appreciated investment securities and $5,722,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund - Class W

June 30, 2012

1.906853.102

FRX-W-X45-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	2,463,707	$ 21,237,153
Domestic Equity Funds - 52.9%
Fidelity Spartan Total Market Index Fund Class F	3,030,488	119,370,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $136,898,928)		140,608,073
International Equity Funds - 22.9%

Developed International Equity Funds - 22.9%
Fidelity Series Global ex U.S. Index Fund (Cost $54,333,843)	5,268,012	51,731,881
Bond Funds - 14.8%
	Shares	Value
Investment Grade Bond Funds - 14.8%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $32,511,271)	2,795,153	$ 33,290,273
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $223,744,042)	225,630,227
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,828)
NET ASSETS - 100%	$ 225,617,399
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $224,563,557. Net unrealized appreciation aggregated $1,066,670, of which $8,376,174 related to appreciated investment securities and $7,309,504 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund - Class W

June 30, 2012

1.906850.102

FRX-W-X40-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	5,526,212	$ 47,635,948
Domestic Equity Funds - 51.6%
Fidelity Spartan Total Market Index Fund Class F	6,799,327	267,825,486
TOTAL DOMESTIC EQUITY FUNDS (Cost $303,326,244)		315,461,434
International Equity Funds - 22.3%

Developed International Equity Funds - 22.3%
Fidelity Series Global ex U.S. Index Fund (Cost $121,221,922)	11,818,139	116,054,126
Bond Funds - 16.9%
	Shares	Value
Investment Grade Bond Funds - 16.9%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $85,295,581)	7,352,465	$ 87,567,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $509,843,747)	519,083,421
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,252)
NET ASSETS - 100%	$ 519,053,169
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $511,821,941. Net unrealized appreciation aggregated $7,261,480, of which $23,477,461 related to appreciated investment securities and $16,215,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund - Class W

June 30, 2012

1.906848.102

FRX-W-X35-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	4,890,763	$ 42,158,376
Domestic Equity Funds - 51.1%
Fidelity Spartan Total Market Index Fund Class F	6,016,086	236,973,639
TOTAL DOMESTIC EQUITY FUNDS (Cost $271,588,058)		279,132,015
International Equity Funds - 22.2%

Developed International Equity Funds - 22.2%
Fidelity Series Global ex U.S. Index Fund (Cost $108,151,132)	10,455,397	102,671,998
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $79,667,726)	6,861,794	$ 81,723,971
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $459,406,916)	463,527,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(26,607)
NET ASSETS - 100%	$ 463,501,377
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $461,068,080. Net unrealized appreciation aggregated $2,459,904, of which $17,444,520 related to appreciated investment securities and $14,984,616 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2012

1.907104.102

FF-K-05-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund Class F	1,932,752	$ 16,660,322
Domestic Equity Funds - 23.3%
Fidelity Blue Chip Growth Fund Class F	149,923	7,052,401
Fidelity Disciplined Equity Fund Class F	438,530	10,204,601
Fidelity Growth Company Fund Class F	167,854	15,365,397
Fidelity Series 100 Index Fund	1,404,601	13,680,817
Fidelity Series All-Sector Equity Fund Class F	1,817,666	22,375,464
Fidelity Series Large Cap Value Fund Class F	1,761,799	19,009,807
Fidelity Series Real Estate Equity Fund Class F	109,724	1,334,243
Fidelity Series Small Cap Opportunities Fund Class F	340,891	3,753,214
Fidelity Small Cap Growth Fund Class F	132,194	2,145,506
Fidelity Small Cap Value Fund Class F	141,844	2,163,123
TOTAL DOMESTIC EQUITY FUNDS		97,084,573
TOTAL DOMESTIC EQUITY FUNDS (Cost $107,876,141)		113,744,895
International Equity Funds - 9.9%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund Class F	1,335,739	14,586,266
Fidelity Series International Small Cap Fund Class F	259,633	2,962,414
Fidelity Series International Value Fund Class F	1,692,057	14,280,963
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		31,829,643
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund Class F	601,072	9,172,359
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,600,833)		41,002,002
Bond Funds - 35.7%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	234,609	$ 2,407,088
Fidelity Series Floating Rate High Income Fund Class F	433,758	4,506,748
Fidelity Series High Income Fund Class F	1,974,883	19,531,594
Fidelity Series Real Estate Income Fund Class F	213,128	2,320,969
TOTAL HIGH YIELD BOND FUNDS		28,766,399
Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,658,610	41,744,737
Investment Grade Bond Funds - 18.8%
Fidelity Series Investment Grade Bond Fund Class F	6,560,596	78,071,094
TOTAL BOND FUNDS (Cost $144,022,612)		148,582,230
Short-Term Funds - 27.1%

Fidelity Institutional Money Market Portfolio Class F	62,265,023	62,265,023
Fidelity Short Term Bond Fund Class F	5,937,712	50,708,063
TOTAL SHORT-TERM FUNDS (Cost $112,554,328)		112,973,086
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $406,053,914)	416,302,213
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,820)
NET ASSETS - 100%	$ 416,285,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $407,556,174. Net unrealized appreciation aggregated $8,746,039, of which $15,359,054 related to appreciated investment securities and $6,613,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

June 30, 2012

1.907119.102

FF-K-40-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	61,783,429	$ 532,573,156
Domestic Equity Funds - 51.7%
Fidelity Blue Chip Growth Fund Class F	4,720,285	222,042,195
Fidelity Disciplined Equity Fund Class F	13,616,562	316,857,398
Fidelity Growth Company Fund Class F	5,231,142	478,858,773
Fidelity Series 100 Index Fund	43,233,842	421,097,624
Fidelity Series All-Sector Equity Fund Class F	56,321,812	693,321,509
Fidelity Series Large Cap Value Fund Class F	54,841,878	591,743,863
Fidelity Series Real Estate Equity Fund Class F	3,316,303	40,326,246
Fidelity Series Small Cap Opportunities Fund Class F	10,666,707	117,440,446
Fidelity Small Cap Growth Fund Class F	4,117,496	66,826,957
Fidelity Small Cap Value Fund Class F	4,418,870	67,387,772
TOTAL DOMESTIC EQUITY FUNDS		3,015,902,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,456,284,974)		3,548,475,939
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund Class F	41,949,331	458,086,690
Fidelity Series International Small Cap Fund Class F	7,898,797	90,125,273
Fidelity Series International Value Fund Class F	53,573,054	452,156,572
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,000,368,535
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	18,827,622	287,309,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,326,780,433)		1,287,678,052
Bond Funds - 17.2%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	4,775,609	$ 48,997,748
Fidelity Series Floating Rate High Income Fund Class F	2,613,380	27,153,013
Fidelity Series High Income Fund Class F	43,682,495	432,019,871
Fidelity Series Real Estate Income Fund Class F	1,274,925	13,883,938
TOTAL HIGH YIELD BOND FUNDS		522,054,570
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund Class F	40,557,620	482,635,675
TOTAL BOND FUNDS (Cost $987,355,312)		1,004,690,245
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,770,420,719)		5,840,844,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232,081)
NET ASSETS - 100%		$ 5,840,612,155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $5,788,133,947. Net unrealized appreciation aggregated $52,710,289, of which $274,692,683 related to appreciated investment securities and $221,982,394 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012